Right-of-use assets (Details)	12 Months Ended
Aug. 31, 2020 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	$ 652,967
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	619,260
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	7,102
Rolling stock
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	26,605
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	26,428
Balance at end of the year	787,098
Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	760,670
Cost | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	737,066
Cost | Premises | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	737,066
Cost | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	11,333
Cost | Computer equipment | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	11,333
Cost | Rolling stock
Disclosure of quantitative information about right-of-use assets [line items]
Additions	26,428
Balance at end of the year	38,699
Cost | Rolling stock | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	12,271
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	133,678
Balance at end of the year	134,131
Accumulated depreciation | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	453
Accumulated depreciation | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	117,806
Balance at end of the year	117,806
Accumulated depreciation | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	3,778
Balance at end of the year	4,231
Accumulated depreciation | Computer equipment | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	453
Accumulated depreciation | Rolling stock
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	12,094
Balance at end of the year	$ 12,094